THE ADVISORS' INNER CIRCLE FUND

                      UNITED ASSOCIATION S&P 500 INDEX FUND
                                  (THE "FUND")

                     SUPPLEMENT DATED AUGUST 18, 2009 TO THE
           PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MARCH 1, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

--------------------------------------------------------------------------------

Effective July 22, 2009, Rita Ontko no longer serves as a portfolio manager of the Fund. Accordingly, all references to Ms. Ontko in the Prospectus and SAI are hereby removed.

Hitesh Patel, Ph.D., and Chen Chen, who have co-managed the Fund with Ms. Ontko, will continue to be jointly and primarily responsible for the day-to-day management of the Fund.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 UAF-SK-005-0100